Supplemental cash flow disclosures - Changes in Working Capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplemental Disclosure [Abstract]
Interest income	$ 8,300	$ 2,800
Increase in amounts receivable	(13,646)	(6,520)
Increase in inventory	(76,404)	(21,399)
Increase in prepaid expenses	(134)	(1,402)
Increase in trade creditors and accruals	30,955	15,058
(Decrease) increase in other taxes payable	(4,803)	1,492
Changes in working capital	$ (64,032)	$ (12,771)